SHARE OPTION PLAN (Details) (USD $)	5 Months Ended	12 Months Ended
	May 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share options [Roll Forward]
Exercised (in shares)	(35,000)		(100,000)
Other disclosures [Abstract]
Total intrinsic value of options exercised during the period		$ 900,000	$ 2,300,000	$ 0
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, term (in years)		5 years
Share options [Roll Forward]
Options outstanding at beginning of year (in shares)	498,000	498,000	830,500	617,000
Granted (in shares)		0	0	213,500
Exercised (in shares)		(75,000)	(260,000)	0
Forfeited (in shares)		0	(72,500)	0
Options outstanding at end of year (in shares)		423,000	498,000	830,500
Exercisable at end of year (in shares)		374,333	376,668	434,006
Weighted average exercise price [Abstract]
Options outstanding at beginning of year (in dollars per share)	$ 10.27	$ 10.27	$ 11.25	$ 10.14
Granted (in dollars per share)		$ 0.00	$ 0.00	$ 20.13
Exercised (in dollars per share)		$ 5.29	$ 7.17	$ 0.00
Forfeited (in dollars per share)		$ 0.00	$ 18.05	$ 0.00
Options outstanding at end of year (in dollars per share)		$ 9.99	$ 10.27	$ 11.25
Exercisable at end of year (in dollars per share)		$ 9.22	$ 8.29	$ 7.94
Other disclosures [Abstract]
Granted (in shares)		0	0	213,500
Intrinsic value of options fully vested but not exercised		2,700,000
Options fully vested but not exercised, average remaining term (in years)		1 year 1 month 28 days
Unrecognized compensation costs related to non-vested options granted		$ 29,100	$ 251,500
Unrecognized compensation costs related to non-vested options granted, average period for cost recognition (in years)		0 years 2 months 13 days
New Options Granted During The Year [Member]
Weighted average assumptions used to calculate fair value of options [Abstract]
Risk free interest rate (in hundredths)		0.00%	0.00%	1.13%
Expected volatility (in hundredths)		0.00%	0.00%	65.60%
Expected dividend yield (in hundredths)		0.00%	0.00%	0.00%
Expected life of options (in years)		0 years	0 years	3 years 6 months
Other disclosures [Abstract]
Weighted average grant-date/modification-date fair value of options granted/modified during the period (in dollars per share)				$ 9.50
Minimum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vesting period, minimum (in years)		1 year
Maximum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vesting period, minimum (in years)		3 years